Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger/Summary of Significant Accounting Policies [Abstract]
Depreciation	$ 134,000	$ 51,000